Note 8 - October 2019 Registered Direct Offering (Details Textual)					6 Months Ended
	Feb. 17, 2021 shares	Oct. 18, 2019 USD ($) $ / shares shares	Oct. 16, 2019 USD ($) $ / shares shares	Oct. 10, 2019 USD ($)	Jun. 30, 2023 shares	Sep. 30, 2022 shares
Stock Issued During Period, Shares, New Issues	26,954				26,954
Warrants and Rights Outstanding, Term					5 years
Series I Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 352.00	$ 352.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					8,929
Proceeds from Subscribed, Unissued Common Stock and Warrants | $			$ 2,500,000
Payments of Stock Issuance Costs | $			$ 158,000
Series I Warrant [Member] | Minimum [Member]
Percentage of Fee on Gross Proceeds of Warrants			0.060
Series I Warrant [Member] | Maximum [Member]
Percentage of Fee on Gross Proceeds of Warrants			0.082
October 2019 Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 350.00	$ 350.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		670	670
Warrants and Rights Outstanding, Term		5 years
Class of Series I Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						8,929
Proceeds from Subscribed, Unissued Common Stock and Warrants | $				$ 2,500,000
Payments of Stock Issuance Costs | $				$ 158,000
Class of Series I Warrant [Member] | Minimum [Member]
Percentage of Fee on Gross Proceeds of Warrants		0.060
Class of Series I Warrant [Member] | Maximum [Member]
Percentage of Fee on Gross Proceeds of Warrants		0.082
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					670	670
October 2019 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues		8,929
Shares Issued, Price Per Share | $ / shares		$ 280.00
Registered Direct Offering October 2019 [Member]
Stock Issued During Period, Shares, New Issues		8,929
Proceeds from Subscribed, Unissued Common Stock and Warrants | $		$ 2,500,000
Payments of Financing Costs | $		333,000
Payments of Stock Issuance Costs | $		$ 158,000